Capital Commitment (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 11, 2023 USD ($)	Dec. 11, 2023 VND (₫)	Mar. 14, 2020 USD ($) m²	Mar. 14, 2020 VND (₫) m²
Capital Commitment [Line Items]
Right of use asset | $	$ 3,177,674	$ 3,474,737
Maximum [Member]
Capital Commitment [Line Items]
Area of land					50,000	50,000
Minimum [Member]
Capital Commitment [Line Items]
Area of land					49,997	49,997
Capital Commitment [Member]
Capital Commitment [Line Items]
Right of use asset					$ 4,184,513	₫ 102,476,000,000
Land cost			$ 4,184,262	₫ 102,469,851,440